Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Statement of Cash Flows [Abstract]
Net income	¥ 16,411	$ 2,257	¥ 9,361
Adjustments to reconcile net income to net cash used in operating activities
Depreciation and amortization	244	34	463
Amortization of right-of-use assets	224	31	647
Share-based compensation expenses	10	1	82
Loss/(gain) on short-term investments	(148)	(20)	640
Impairment loss for long-term equity investment	1,000	138	3,000
Impairment loss for equity method investments			11,779
Share of profit from equity method investments, net of income tax			(442)
Allowance for doubtful accounts	49,718	6,841	38,281
Property and equipment written off			32
Foreign currency exchange gain	(72)	(10)	(392)
Gain on acquisition of subsidiaries	(272)	(37)
Changes in operating assets and liabilities
Accounts receivable	29,912	4,116	53,396
Prepayments and other assets	17,265	2,376	(88,941)
Other non-current assets	649	89
Accounts payable	(106,994)	(14,723)	(124,392)
Customers’ refundable fees	270	37	770
Accrued expenses and other payables	(10,876)	(1,497)	(60,885)
Lease liabilities	(162)	(22)	(593)
Income tax payables	(3,045)	(419)	(2,946)
Net cash used in operating activities	(5,866)	(808)	(160,140)
Cash flows from investing activities
Purchase of property, equipment and software	(1,095)	(149)	(64)
Return of capital from equity method investees			45,553
Cash received from business combination, net of cash acquired	218	30
Cash paid for short-term investments	(176,802)	(24,329)	(10,000)
Proceeds from disposal of short-term investments	180,450	24,831	11,360
Net cash provided by investing activities	2,771	383	46,849
Cash flows from financing activities
Contribution from non-controlling shareholder	1,238	170	576
Proceeds from issuance of ordinary shares, net of issuance costs			264
Proceeds from issuance of convertible promissory note, net of issuance costs			145,064
Repayment for short-term bank borrowings			(72,500)
Net cash provided by financing activities	1,238	170	73,404
Effect of exchange rate changes on cash, cash equivalents and restricted cash	359	49	1,659
Net decrease in cash, cash equivalents and restricted cash	(1,498)	(206)	(38,228)
Cash, cash equivalents and restricted cash at the beginning of the period	143,899	19,801	182,745
Cash, cash equivalents and restricted cash at the end of the period	142,401	19,595	144,517
Cash, cash equivalents and restricted cash
Cash and cash equivalents	125,427		130,735
Restricted cash	16,974		13,782
Cash, cash equivalents and restricted cash at the end of the period	142,401		144,517
Supplemental disclosures of cash flow information
Interest paid			(592)
Income tax paid	(30)	(4)	(37)
Supplemental disclosure of non-cash investing and financing activities
Lease liabilities arising from obtaining right-of-use assets	¥ 1,931	$ 266	¥ 310